Retirement Plans (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Retirement Plans
Contributions	$ 104	$ 90	$ 423	$ 385
Defined Contribution Plan, Type [Extensible Enumeration]	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember	us-gaap:OtherPostretirementBenefitPlansDefinedBenefitMember